Vessels, Net - Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 26, 2023	Apr. 26, 2023	Feb. 13, 2023	Dec. 15, 2022	Nov. 24, 2022	Apr. 19, 2022	Feb. 14, 2022	Jul. 28, 2021	May 31, 2021
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets held-for-use				$ 529,532
Selling price					$ 78,933,759	$ 12,046,017
Impairment loss					2,816,873	3,167,034	$ 44,616,214
10 Vessels [Member]
Property, Plant and Equipment [Line Items]
Debt instrument, collateral amount					282,953,442
28 Vessels [Member]
Property, Plant and Equipment [Line Items]
Debt instrument, collateral amount	$ 587,404,711					587,404,711
Impairment Loss [Member]
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets held-for-use		$ 529,532	$ 1,971,148				1,333,950
Eco Loyalty [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration																$ 12,500,000
Impairment of long-lived assets held-for-use							1,125,243
Gain (Loss) on Disposition of Assets						27,496
Eco Loyalty [Member] | Accrued and Other Liabilities [Member]
Property, Plant and Equipment [Line Items]
Selling price						1,140,000
Gas Imperiale [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration														$ 9,650,000	$ 8,100,000
Gain (Loss) on Disposition of Assets						345,278	$ 304,210
Gas Monarch [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration													$ 2,375,000
Impairment of long-lived assets held-for-use						90,855
Gas Prodigy [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration												$ 5,100,000
Impairment of long-lived assets held-for-use						2,026,333
Selling price	5,100,000
Selling expense						170,093
Gas Spirit [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration											$ 5,700,000
Impairment of long-lived assets held-for-use						565,591
Selling price						5,700,000
Selling expense						50,311
Gas Spirit [Member] | Net Loss Gain on Sale of Vessels [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Assets					23,354
Gas Galaxy [Member]
Property, Plant and Equipment [Line Items]
Impairment charge	45,578				57,240
Disposal group, including discontinued operation, consideration										$ 2,100,000
Assets Held-for-sale, Not Part of Disposal Group, Current	2,100,000					2,100,000
Eco Texiana Eco Enigma Eco Czar Eco Nemesis [Member] | Related Party [Member]
Property, Plant and Equipment [Line Items]
Due from related parties									$ 70,715,000
Eco Nemesis [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Assets					7,669,135
Eco Dream Eco Green [Member] | Related Party [Member]
Property, Plant and Equipment [Line Items]
Due from related parties								$ 35,340,000
Eco Green and Eco Dream [Member]
Property, Plant and Equipment [Line Items]
Selling price					35,340,000
Selling expense					706,800
Assets held-for-sale that are not part of a disposal group					246,725
Impairment loss					$ 2,759,553
Gas Prodigy and Gas Spirit [Member]
Property, Plant and Equipment [Line Items]
Assets held-for-sale that are not part of a disposal group	$ 527,586					$ 527,586